EARNING PER SHARE (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) category $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
Numerator
Profit (Loss) for the year (basic EPS) | $	$ 3,243,361	$ 18,779,876	$ (7,199,618)
Profit (Loss) for the year (diluted EPS) | $	$ 3,243,361	$ 18,779,876	$ (7,199,618)
Denominator
Weighted average number of shares (basic EPS) | shares	62,840,129	62,146,082	42,302,318
Weighted average number of shares (diluted EPS) | shares	63,485,432	63,185,508	42,302,318
Basic profit/ (loss) attributable to ordinary equity holders of the parent | $ / shares	$ 0.0516	$ 0.3022	$ (0.1702)
Diluted profit (loss) attributable to ordinary equity holders of the parent | $ / shares	$ 0.0511	$ 0.2972	$ (0.1702)
Number of categories of dilutive shares | category	2